SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED JULY 16, 2012

               SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT
             Polaris Retirement Protector Variable Annuity

_____________________________________________________________________________

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT
             Polaris Retirement Protector Variable Annuity
_____________________________________________________________________________

If you elected the SunAmerica Income Plus living benefit on or after November 12, 2012, the following terms applicable to the SunAmerica Income Plus living benefit will be modified in the prospectus as follows:

   1. Under Living Benefit Defined Terms, the definition of Eligible Purchase Payments and Ineligible Purchase Payments have been changed as follows:

      Eligible Purchase Payments
      Purchase Payments, or portions thereof, received during the period described in the table below.

            First Contract Year
      ----------------------------------
      100% of Purchase Payments received

      Example: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

      Ineligible Purchase Payments
      Purchase Payments received after the first Contract Year, as discussed in the table under "Eligible Purchase Payments" above.

   2. All references to "Eligible Purchase Payments" and "Ineligible Purchase Payments" in the prospectus are changed to be consistent with the definitions described above.

   3. The Optional Living Benefit Examples in the APPENDIX are deleted in their entirety.


The following paragraph replaces the 5th paragraph under the subheading "Ownership Structure of the Company" in OTHER INFORMATION section of the prospectus:

      As of the date of this prospectus, the Department of the Treasury owned less than 25% of the outstanding shares of common stock of AIG, the ultimate parent of SunAmerica Annuity and US Life. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of Treasury to facilitate such sales.







Date:  October 29, 2012

                  Please keep this Supplement with your Prospectus